STOCK HOLDERS DEFICIT (Details) - Warrants [Member] - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Number of Warrants Outstanding, beginning	21,400,000	21,400,000
Issued	0	0
Exercised	0	0
Forfeited	0	0
Number of Warrants Outstanding, ending	21,400,000	21,400,000
Warrants exercise price, beginning	$ 0.60	$ 0.60
Warrants exercise price, Issued	0	0
Warrants exercise price, Exercised	0	0
Warrants exercise price, Forfeited	0	0
Warrants exercise price, ending	$ 0.60	$ 0.60